The interactive data file included as an exhibit to this filing relates to the prospectus for Variable Portfolio-Aggressive Portfolio, Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Moderately Conservative Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2012 (Accession No. 0001193125-12-200275), which is incorporated herein by reference.